Cumulative Preferred Stock (Characteristics of the First Preferred Shares) (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018 د.إ / shares
Series A Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.40%
Current Annual Dividend	$ 0.6388
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2020
Redemption Value	$ 25
Series A Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	1.84%
Series A Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value	$ 25.5
Series C Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.10%
Current Annual Dividend | (per share)	$ 1.1802	د.إ 1.025
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2023
Redemption Value	$ 25
Series C Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	2.65%
Series C Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value	$ 25.5
Series F Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.25%
Current Annual Dividend	$ 1.0625
Earliest Redemption and/or Conversion Option Date	Feb. 15, 2020
Redemption Value	$ 25
Series F Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	2.63%
Series F Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value	$ 25.5
Series B Preferred Stock
Class of Stock [Line Items]
Initial Yield	2.393%
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2020
Redemption Value	$ 25
Series B Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	1.84%
Series H Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.90%
Current Annual Dividend	$ 1.225
Earliest Redemption and/or Conversion Option Date	Aug. 15, 2023
Redemption Value	$ 25
Series H Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	4.90%
Series H Preferred Stock | Maximum
Class of Stock [Line Items]
Redemption Value	$ 25.5
Series I Preferred Stock | Minimum
Class of Stock [Line Items]
Initial Yield	2.54%
Perpetual fixed rate Series E Preferred Stock
Class of Stock [Line Items]
Initial Yield	4.50%
Current Annual Dividend	$ 1.125
Redemption Value	$ 25.75